REVERSE MERGER	6 Months Ended
Sep. 30, 2022
Reverse Merger
REVERSE MERGER

NOTE 2: REVERSE MERGER

The acquisition of White River was considered a reverse merger. In accordance with ASC 805-40-45-1, the consolidated financial statements prepared following a reverse acquisition are issued under the name of the legal parent (White River Energy Corp) but described in the notes to the financial statements as a continuation of the financial statements of the legal subsidiary (White River Holdings Corp), with one adjustment, which is to retroactively adjust the accounting acquirer’s legal capital to reflect the legal capital of the accounting acquiree (White River Energy Corp). That adjustment is required to reflect the capital of the legal parent. Comparative information presented in the consolidated financial statements also is retroactively adjusted to reflect the legal capital of the legal parent.

Under ASC 805-40-45-2, the consolidated financial statements represent the continuation of the legal subsidiary except for the capital structure, as follows:

(a)	The assets and liabilities of the legal subsidiary recognized and measured at their precombination carrying amounts;
(b)	The assets and liabilities of the legal parent recognized and measured in accordance with the guidance in this topic applicable to business combinations (ASC 805);
(c)	The retained earnings and other equity balances of the legal subsidiary before the business combination;
(d)	The amount recognized as issued equity interests in the consolidated financial statements determined by adding the issued equity interest of the legal subsidiary outstanding immediately before the business combination to the fair value of the legal parent determined in accordance with the guidance in ASC 805 applicable to business combinations. However, the equity structure reflects the equity structure of the legal parent, including the equity interests the legal parent issued to effect the combination. Accordingly, the equity structure of the legal subsidiary is restated using the exchange ratio established in the acquisition agreement to reflect the number of shares of the legal parent issued in the reverse acquisition.

The Company acquired White River Holdings Corp for 1,200 shares of Series A Preferred Stock valued at $30,000,000. On an as converted basis, the 1,200 Series A shares convert to 42,253,521 shares of common stock.

On July 25, 2022, the Company completed its acquisition of White River. As a result of this transaction, which is accounted for as a reverse merger, White River is a wholly owned subsidiary of the Company (the “Merger”). In accordance with the terms of the Merger, at the effective time of the Merger, each outstanding share of the common stock of White River was exchanged for the 1,200 shares of Series A Preferred Stock of the Company. This exchange of shares and the resulting controlling ownership of White River Energy Corp constitutes a reverse acquisition resulting in a recapitalization of White River and purchase accounting being applied to White River Energy Corp under ASC 805 due to White River being the accounting acquirer and White River Energy Corp, being deemed an acquired business. This requires financial reporting from the Merger close date forward to reflect only the historic consolidated results of White River and to include the consolidated results for White River Energy Corp and subsidiaries from July 25, 2022 forward.

The primary reasons White River consummated the merger with White River Energy Corp were the opportunity to immediately become a public company without the process of doing its own initial public offering, thereby affording it the opportunity to more quickly raise capital and provide liquidity options to its stockholders, and at the same time acquiring the infrastructure required of a public company run by people experienced in investor relations and the public company regulatory compliance issues and filings required by virtue of appointing certain of Ecoark’s executive officers as executive officers of the Company. The previously existing businesses of White River Energy Corp at the time of the Merger, consisting of Norr and Elysian, were sold within 60 days of the Merger taking place.

The estimated allocation of the purchase price of the assets acquired and liabilities assumed for the acquisition by White River of White River Energy Corp via the reverse acquisition are set forth below:

Purchase Price Allocation of White River Energy Corp

Current assets – inventory and deposits	$113,472
Accounts payable and accrued expenses	(67,315)
Goodwill	5,917,843

Purchase price	$5,964,000

This allocation is based on management’s estimated fair value of the White River Energy Corp assets and liabilities at July 25, 2022. White River Energy Corp assets were derived from a total value of $5,964,000, based on 8,400,000 shares of common stock outstanding on July 25, 2022 and the closing price that day of $0.71 per share. The Company impaired the goodwill effective with the Merger on July 25, 2022, as they had decided at that time to sell the Norr and Elysian businesses, although the sales were effected later in September 2022.

The following pro forma balance sheet reflects the details of the March 31, 2022 consolidated balance sheet as presented in the Company’s financial statements as a result of the reverse merger.

PRO FORMA CONDENSED CONSOLIDATED BALANCE SHEETS

MARCH 31, 2022

	Historical White River	White River	Other	Other
	Energy	Holdings	Transaction	Transaction
	Corp	Corp.	Adjustments	Adjustments	Pro Forma
			(1)	(2)
ASSETS

CURRENT ASSETS
Cash	$140,241	$251,050	$-	$(140,241)	$251,050
Accounts receivable	-	634,483	-	-	634,483
Prepaid expenses and other current assets	71,756	318,771	-	(71,756)	318,771
Inventory	-	107,026	-	-	107,026
Current assets held for sale	-	-	-	-	-
Total current assets	211,997	1,311,330	-	(211,997)	1,311,330

NON-CURRENT ASSETS

Property and equipment, net	1,466	596,464	-	(1,466)	596,464
Capitalized drilling costs	-	604,574	-	-	604,574
Oil and gas reserves	-	6,626,793	-	-	6,626,793
Right of use asset - operating leases	-	243,494	-	-	243,494
Other assets	-	14,760	-	-	14,760
Goodwill	-	2,100,374	-	-	2,100,374
Total non-current assets	1,466	10,186,459	-	(1,466)	10,186,459

TOTAL ASSETS	$213,463	$11,497,789	$-	$(213,463)	$11,497,789

LIABILITIES AND STOCKHOLDERS’ EQUITY

CURRENT LIABILITIES
Accounts payable and accrued expenses	$23,500	$918,700	$-	$(23,500)	$918,700
Current portion of lease liability - operating leases	-	155,263	-	-	155,263
Cash overdraft	-	27,918	-	-	27,918
Due to Ecoark Holdings.	-	25,068,890	-	-	25,068,890
Total current liabilities	23,500	26,170,771	-	(23,500)	26,170,771

NON-CURRENT LIABILITIES
Asset retirement obligation	-	1,303,751	-	-	1,303,751
Lease liability - operating leases, net of current portion	-	110,235	-	-	110,235
	-	1,413,986	-	-	1,413,986

Total liabilities	23,500	27,584,757	-	(23,500)	27,584,757

STOCKHOLDERS’ EQUITY (DEFICIT)

Preferred stock, $0.0001 par value	-	-	-	-	-
Common stock, $0.0001 par value	840	60	(60)	-	840
Additional paid-in capital	4,316,779	591,947	(4,127,596)	(189,963)	591,167
Accumulated deficit	(4,126,539)	(16,678,975)	4,126,539	-	(16,678,975)
Total stockholders’ equity (deficit) before non-controlling interest	191,080	(16,086,968)	(1,117)	(189,963)	(16,086,968)
Non-controlling interest	(1,117)	-	1,117	-	-
Total stockholders’ equity (deficit)	189,963	(16,086,968)	-	(189,963)	(16,086,968)

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$213,463	$11,497,789	$-	$(213,463)	$11,497,789

Adjustments:	(1)	To reflect the retained earnings and other equity balances of White River Holdings Corp, precombination with White River Energy Corp
	(2)	To reclassify assets sold of Norr/Elysian in September 2022

The consolidated statements of operations and cash flows represent the operations of White River for the six months ended September 30, 2022 and 2021 include cost allocations from White River’s former parent Ecoark as discussed below.

Cost Allocations

The consolidated financial statements of White River Holdings Corp have been prepared in connection with the expected separation and have been derived from the consolidated financial statements and accounting records of Ecoark operated on a standalone basis during the periods presented and were prepared in accordance with accounting principles generally accepted in the United States of America.

The consolidated financial statements reflect allocations of certain Ecoark corporate, infrastructure and shared services expenses, including centralized research, legal, human resources, payroll, finance and accounting, employee benefits, real estate, insurance, information technology, telecommunications, treasury, and other income and expenses for interest expense on debt that portions were used for White River Holdings Corp, changes in derivative liabilities on the books of Ecoark for warrants granted in offerings of which proceeds went towards the operations of White River Holdings Corp, and conversions of debt. Where possible, these charges were allocated based on direct usage, with the remainder allocated on a pro rata basis of headcount, asset, or other allocation methodologies that are considered to be a reasonable reflection of the utilization of services provided or the benefit received by the Company during the periods presented pursuant to SAB Topic 1.B.1. The allocations may not, however, reflect the expense the Company would have incurred as a standalone company for the periods presented. These costs also may not be indicative of the expenses that the Company will incur in the future or would have incurred if the Company had obtained these services from a third party.

Management believes the assumptions underlying our financial statements, including the assumptions regarding the allocation of general corporate expenses from the former parent company are reasonable. Nevertheless, our financial statements may not include all of the actual expenses and income that would have been incurred had we operated as a standalone company during the periods presented and may not reflect our results of operations, financial position and cash flows had we operated as a standalone company during the periods presented.

Actual costs that would have been incurred if we had operated as a standalone company would depend on multiple factors, including organizational structure and strategic decisions made in various areas, including information technology and infrastructure.